PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Asset-Backed Securities 20.0%
Automobiles 5.1%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class C	2.690%	06/19/23	240	$ 239,584
Series 2017-04, Class C	2.600	09/18/23	600	597,954
Series 2018-01, Class C	3.500	01/18/24	500	506,984
Series 2019-01, Class B	3.130	02/18/25	300	302,587
Series 2019-01, Class C	3.360	02/18/25	400	403,777
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630	12/20/21	300	299,086
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	903,308
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,125,149
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	518,591
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,107,625

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22	305	304,524
Enterprise Fleet Financing LLC, Series 2016-02, Class A2, 144A	1.740	02/22/22	26	26,181
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	1,500	1,498,237
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,576,640
Series 2019-01, Class A, 144A	3.520	07/15/30	2,000	2,034,516

Ford Credit Auto Owner Trust/Ford Credit, Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,120,938
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	1,200	1,192,054
Series 2018-02, Class A	3.170	03/15/25	4,000	4,057,483
Series 2019-02, Class A	3.060	04/15/26	500	500,893

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	203,257
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20	142	141,886
Series 2017-02A, Class B, 144A	2.550	11/14/23	1,600	1,591,464
Series 2017-02A, Class C, 144A	2.820	07/15/24	400	398,820
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,800	1,817,516
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,900	1,920,852
Santander Drive Auto Receivables Trust,
Series 2017-03, Class C	2.760	12/15/22	400	400,587
Series 2018-01, Class C	2.960	03/15/24	300	300,272
Series 2018-02, Class C	3.350	07/17/23	430	432,278
Series 2018-05, Class C	3.810	12/16/24	800	812,281
				26,335,324

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 9.2%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.087%(c)	10/15/28	250	$ 250,142
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.867(c)	07/15/30	750	750,530
Apidos CLO XXIII (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%	3.417(c)	01/15/27	1,250	1,240,087
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.877(c)	07/15/29	250	249,682
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.861(c)	07/16/29	750	746,276
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.901(c)	01/16/30	250	249,160

Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.947(c)	10/15/28	1,500	1,499,979
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.628(c)	07/17/28	1,250	1,245,588
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.941(c)	07/18/30	250	249,895
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.131(c)	01/24/29	250	250,117

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847(c)	10/15/30	500	499,692
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.927(c)	04/13/27	500	500,254
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.847(c)	04/15/29	750	747,410
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.912(c)	01/20/32	1,500	1,499,739

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.822%(c)	04/20/31	750	$ 746,955
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.611(c)	04/20/31	1,000	986,610

CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.788(c)	10/17/31	1,000	993,211
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.777(c)	10/15/26	438	438,399
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%	4.151(c)	04/18/27	250	250,203
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.817(c)	07/15/30	750	745,521

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.616(c)	04/26/31	1,000	983,615
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.733(c)	02/05/31	250	246,974
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.872(c)	10/23/29	500	498,758
Jamestown CLO Ltd. (Cayman Islands), Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%	4.092(c)	10/20/28	250	249,979
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.777(c)	01/15/31	500	495,901
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.792(c)	10/20/26	464	465,083
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.712(c)	04/21/31	1,000	988,094
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.794(c)	02/20/31	1,500	1,485,212
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.741(c)	07/20/31	1,250	1,236,244

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.811(c)	01/16/31	1,250	1,236,290

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.853%(c)	10/12/30	500	$ 497,572
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.717(c)	07/15/31	2,000	1,975,689

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.447(c)	01/15/28	1,000	998,223
Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-06A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.287(c)	07/15/28	250	250,443
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.857(c)	07/15/30	250	249,093
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.842(c)	10/22/30	1,000	993,630
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833(c)	10/30/30	500	498,556
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.082(c)	01/20/29	750	750,512
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.718(c)	01/17/31	1,000	994,939
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.941(c)	05/21/29	500	501,786
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.861(c)	07/20/30	500	499,823
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.622(c)	04/20/31	1,000	982,310
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.755(c)	07/25/31	250	247,561

Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.854(c)	05/15/26	369	369,010
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.656(c)	01/26/31	1,000	988,305
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.882(c)	10/20/28	250	250,100

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.860%(c)	07/25/30	500	$ 498,366
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%	3.939(c)	01/20/32	3,250	3,251,368

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.828(c)	01/17/30	1,000	996,773
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.147(c)	01/15/29	500	500,186
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.827(c)	07/15/29	250	249,836
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%	3.732(c)	01/20/31	1,000	993,557

Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.900(c)	07/25/29	500	500,335
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.807(c)	10/15/30	750	747,633
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.501(c)	01/18/29	1,000	993,926
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.662(c)	01/20/31	1,000	988,382
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.912(c)	04/20/29	250	249,621
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.688(c)	07/17/31	2,500	2,465,712

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.741(c)	01/22/31	500	496,964
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.967(c)	07/15/29	250	250,665
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.887(c)	04/15/30	250	250,507
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.547(c)	04/15/29	750	741,730
				47,248,713

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.7%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.273%(c)	09/14/32	900	$ 902,139
Series 2018-01A, Class A, 144A	3.300	03/14/29	260	261,502
Oportun Funding LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	500	506,588
Series 2018-D, Class A, 144A	4.150	12/09/24	400	406,317

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	125	124,981
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	21	21,269
Series 2016-AA, Class A, 144A	2.900	11/15/29	545	544,617
Series 2017-AA, Class A, 144A	2.680	07/15/30	700	696,075
				3,463,488
Credit Card 0.4%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,200	2,345,904
Equipment 0.7%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	600	595,779
Series 2017-B, Class A4, 144A	2.410	11/15/24	500	496,101
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	795,428
Series 2018-A, Class A4, 144A	3.390	01/10/25	500	509,516
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	204,440
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	807,672
				3,408,936
Home Equity Loans 0.4%
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	539	550,507
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735%	3.212(c)	08/25/35	1,387	1,386,685
				1,937,192
Residential Mortgage-Backed Securities 1.7%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.652(c)	12/26/46	534	537,945

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust, (cont’d.)
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.886%(c)	08/25/37	376	$ 375,212
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	378	379,657
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	194	195,214
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	400	400,725
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	200	200,130
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	292	291,753
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	539	532,588
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	682	680,827

RAAC Series Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200%	3.677(c)	09/25/47	186	186,858
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	1,162	1,145,620
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	3.077(c)	02/25/57	917	910,973
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57	839	831,441
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	974	965,328
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	997	999,601
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58	281	279,898
				8,913,770
Student Loans 1.8%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	749	739,594
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	540	541,812
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	600	594,078
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	900	916,044
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	1,300	1,301,906
Series 2018-CA, Class A2, 144A	3.520	06/16/42	600	607,152
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,600	1,590,568
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	1,300	1,336,357

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640%	08/25/47	569	$ 569,043
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	1,100	1,112,777
				9,309,331
Total Asset-Backed Securities (cost $102,822,606)				102,962,658
Commercial Mortgage-Backed Securities 19.2%
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	293,443
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	488,458
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	2,000	2,032,297
Series 2018-B03, Class A4	3.761	04/10/51	1,500	1,566,125
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,540,348

CD Mortgage Trust, Series 2016-CD01, Class A3	2.459	08/10/49	500	481,155
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	2,000	2,052,902
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,094,482
Series 2016-C03, Class A3	2.896	11/15/49	900	886,898
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,703,797
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	3,200	3,289,486
Series 2016-COR01, Class A3	2.826	10/10/49	800	783,925

CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,193,205
DBJPM Mortgage Trust, Series 2016-C03, Class A4	2.632	08/10/49	650	631,744
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502	12/25/24	278	278,418
Series 2016-M07, Class AB2	2.385	09/25/26	200	193,937
Series 2016-M11, Class A2	2.369(cc)	07/25/26	1,200	1,157,414
Series 2016-M13, Class A2	2.564(cc)	09/25/26	1,900	1,849,342
Series 2017-M01, Class A2	2.496(cc)	10/25/26	500	483,485
Series 2017-M04, Class A2	2.683(cc)	12/25/26	2,500	2,438,169
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,900	1,906,945
Series 2018-M04, Class A2	3.144(cc)	03/25/28	1,325	1,329,313
Series 2018-M10, Class A1	3.497(cc)	07/25/28	705	731,793

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Fannie Mae-Aces, (cont’d.)
Series 2018-M10, Class A2	3.497%(cc)	07/25/28	2,650	$ 2,728,664
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624	08/25/26	1,650	1,614,879
Series K068, Class AM	3.315	08/25/27	1,500	1,535,479
Series K069, Class AM	3.248(cc)	09/25/27	300	305,606
Series K070, Class A2	3.303(cc)	11/25/27	2,125	2,181,225
Series K070, Class AM	3.364(cc)	12/25/27	425	436,285
Series K074, Class A2	3.600	01/25/28	3,600	3,773,950
Series K075, Class AM	3.650(cc)	02/25/28	1,075	1,124,600
Series K076, Class A2	3.900	04/25/28	2,800	2,999,183
Series K076, Class AM	3.900	04/25/28	800	851,471
Series K077, Class A2	3.850(cc)	05/25/28	1,670	1,781,573
Series K077, Class AM	3.850(cc)	05/25/28	340	360,922
Series K078, Class AM	3.920	06/25/51	1,025	1,093,179
Series K079, Class AM	3.930	06/25/28	1,350	1,443,030
Series K080, Class AM	3.986(cc)	07/25/28	2,500	2,682,233
Series K081, Class AM	3.900(cc)	08/25/28	1,100	1,172,059
Series K086, Class A2	3.859(cc)	11/25/51	1,200	1,282,491
Series K086, Class AM	3.919(cc)	11/25/51	350	374,070
Series K087, Class AM	3.832(cc)	12/25/28	450	477,073
Series K091, Class AM	3.566	03/25/29	2,000	2,076,457
Series K157, Class A2	3.990(cc)	05/25/33	800	856,190
Series KC03, Class A2	3.499	01/25/26	1,350	1,392,434
Series W5FX, Class AFX	3.336(cc)	04/25/28	770	780,591

GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119	05/10/50	1,000	1,004,746
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244	10/10/48	4,400	4,452,213
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	1,100	1,094,120
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,400	1,425,161
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	1,000	968,878
Series 2016-JP03, Class A4	2.627	08/15/49	700	677,031
Series 2017-JP05, Class A4	3.457	03/15/50	900	917,396
Series 2017-JP07, Class ASB	3.241	09/15/50	575	582,614

LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,581,979
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790	02/15/48	850	848,161
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A3	2.791	11/15/49	900	880,764

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2016-UB11, Class A3	2.531%	08/15/49	1,200	$ 1,153,168
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	812,273
Series 2017-C03, Class ASB	3.215	08/15/50	900	915,972
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,794,202
Series 2018-C09, Class A3	3.854	03/15/51	750	781,759
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,494,350

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	102,702
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,146,081
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,848,894
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,455,004
Series 2017-C38, Class A4	3.190	07/15/50	1,000	999,163
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,419,508
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,095,242
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,092,811
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,531,548

Total Commercial Mortgage-Backed Securities (cost $97,655,717)				98,806,465
Corporate Bonds 30.0%
Aerospace & Defense 0.5%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	221	232,660
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	403,125
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20	645	647,191
Gtd. Notes	3.000	05/11/21	770	776,776

Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	30	30,873
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	469,433
				2,560,058
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	100	99,448

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.297%	08/14/20	690	$ 684,714
Gtd. Notes	3.222	08/15/24	890	870,970
				1,655,132
Airlines 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	148	153,482
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	87	85,844
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	7.750	06/17/21	115	117,873
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	285	284,759
Sr. Unsec’d. Notes	3.400	04/19/21	665	668,463

United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA	2.875	04/07/30	368	353,588
				1,664,009
Auto Manufacturers 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250	09/15/23	645	627,880
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.014(c)	04/12/21	60	60,105
Gtd. Notes, 144A	3.100	04/12/21	80	80,612
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20	295	293,531
Gtd. Notes, 144A	3.100	05/04/20	295	295,721
Gtd. Notes, 144A	3.350	05/04/21	495	498,611

Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	259,731
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336	03/18/21	515	513,205
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	550	550,982
Gtd. Notes, 3 Month LIBOR + 0.850%	3.442(c)	04/09/21	130	129,823
Gtd. Notes	3.450	04/10/22	180	180,877
Gtd. Notes	3.550	04/09/21	95	95,869
Gtd. Notes	3.850	01/05/28	490	468,159
Gtd. Notes	4.350	01/17/27	180	179,917

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes(a)	5.250%	03/01/26	375	$396,860

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20	175	173,729
				4,805,612
Banks 8.6%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	203,845
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,590,171
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	1,480	1,496,618
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	870	885,028
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	1,070	1,093,092
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	209,573
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	334,457
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	1,555	1,608,163
Sub. Notes, MTN	4.000	01/22/25	800	819,705

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900	03/26/22	435	435,769
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	451,754
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23	480	480,181
Sr. Unsec’d. Notes	4.375	01/12/26	200	203,046
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	419,652
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	710	702,195
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	433,024

BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	612,208
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	1,080	1,064,258
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	1,750	1,756,377
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	290	283,988
Sr. Unsec’d. Notes	3.400	05/01/26	350	349,829
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	177,672
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	491,343
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	682,891

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	4.450%	09/29/27	840	$ 871,765
Sub. Notes	4.600	03/09/26	945	994,268
Sub. Notes	4.750	05/18/46	460	483,574
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	862,555
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	356,973

Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	260,065
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,146,282
Sr. Unsec’d. Notes	3.500	01/23/25	75	75,393
Sr. Unsec’d. Notes	3.625	02/20/24	680	692,031
Sr. Unsec’d. Notes	3.850	01/26/27	475	478,541
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	155	158,347
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	685	708,163
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	215	222,362
Sub. Notes	4.250	10/21/25	250	257,427
Sub. Notes	5.150	05/22/45	335	358,351

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.283(c)	05/18/21	655	656,023
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	200,461
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.550	03/01/21	100	99,758
Sr. Unsec’d. Notes	2.950	10/01/26	410	401,252
Sr. Unsec’d. Notes	3.125	01/23/25	315	315,244
Sr. Unsec’d. Notes	3.200	01/25/23	100	101,008
Sr. Unsec’d. Notes	3.200	06/15/26	230	228,536
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	208,031
Sr. Unsec’d. Notes(a)	3.625	05/13/24	875	899,356
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	346,229
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	835	857,909
Sub. Notes	3.875	09/10/24	375	385,902
Sub. Notes	4.250	10/01/27	375	390,892

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	2,000	2,004,859
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	303,945
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300	05/07/21	1,000	1,009,182

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	315	$ 323,475
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	766,901
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	481,661
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	473,044
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	309,629
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	377,556
Sub. Notes, GMTN	4.350	09/08/26	800	830,250

National City Corp., Sub. Notes	6.875	05/15/19	780	781,173
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.973(c)	04/30/21	690	692,747
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	1,875	1,895,916

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875	09/12/23	220	222,011
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	431,478
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	645,886
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.938(c)	01/17/20	535	536,090
Gtd. Notes	2.450	01/16/20	250	249,556

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	235	232,800
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	350	348,576
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	456,247
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859(ff)	08/15/23	570	563,252
Gtd. Notes, 144A	3.000	04/15/21	345	345,770
				44,083,541
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700	02/01/36	180	182,888

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc., Gtd. Notes	4.650%	11/15/28	450	$ 482,921
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551	05/25/21	370	374,231
				1,040,040
Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	125	126,018
Sr. Unsec’d. Notes	4.350	11/15/47	475	463,002

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	216,873
				805,893
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	395	349,469
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	750	699,248
				1,048,717
Chemicals 0.8%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	1,375	1,376,021
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	520	534,507
Sr. Unsec’d. Notes	4.250	11/15/20	350	356,467
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	172	171,871
Sr. Unsec’d. Notes	4.650	10/15/44	260	257,243

LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	257,996
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	341,614
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	37,817
Sr. Unsec’d. Notes	5.250	01/15/45	340	366,796

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
SASOL Financing USA LLC (South Africa),
Gtd. Notes	5.875%	03/27/24	200	$ 212,235
Gtd. Notes	6.500	09/27/28	400	438,635
				4,351,202
Commercial Services 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	568,516
Gtd. Notes, 144A	3.300	10/15/22	750	755,584
Gtd. Notes, 144A	4.500	02/15/45	75	74,684

Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	500	478,306
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	146,401
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	349,843
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	290,204
				2,663,538
Computers 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.450	02/09/45	85	79,182
Sr. Unsec’d. Notes	3.850	08/04/46	525	520,471
				599,653
Diversified Financial Services 0.7%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	1,400	1,416,913
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500	05/12/20	700	697,936
Sr. Unsec’d. Notes	3.450	04/30/21	370	374,036

Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	165,313
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	630	632,417
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	495	494,207
				3,780,822

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 3.6%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250%	09/15/48	830	$ 880,177
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	73,365
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	608,975
CenterPoint Energy Houston Electric LLC, Sec’d. Notes, Series Z	2.400	09/01/26	190	180,293
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	38,428
First Mortgage	3.750	08/15/47	775	751,302
First Mortgage	4.000	03/01/48	115	116,129
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	40,227
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	796,937

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	140,545
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	61,330
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A	4.600	03/15/49	365	380,543
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	52,687

DTE Electric Co., Sec’d. Notes, Series A	4.050	05/15/48	370	383,147
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	333,793
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	138,613
Sr. Unsec’d. Notes	3.950	08/15/47	185	176,939
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	602,106
First Mortgage	3.400	10/01/46	185	169,317
First Mortgage	4.200	07/15/48	205	214,931

Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	72,172
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	350	349,616
Gtd. Notes	3.550	06/15/26	75	74,156
Enel Finance International NV (Italy),
Gtd. Notes, 144A	3.500	04/06/28	155	146,109
Gtd. Notes, 144A	3.625	05/25/27	230	221,539
Gtd. Notes, 144A	4.875	06/14/29	275	286,548

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes	4.000%	07/15/22	260	$ 267,945
Sr. Unsec’d. Notes	5.125	09/15/20	250	255,511

Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33	170	177,517
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,045,590
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	332,334
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	375	378,070
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	208,444
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	420	439,139
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	237,237

MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	226,813
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	891,683
Ohio Power Co., Sr. Unsec’d. Notes(a)	4.150	04/01/48	250	259,914
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	60,057
PECO Energy Co., First Mortgage	4.800	10/15/43	120	130,382
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	308,501
Gtd. Notes	5.000	03/15/44	170	182,150

Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	235	245,631
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	347,622
First Mortgage, MTN	3.600	12/01/47	95	91,325
First Mortgage, MTN	3.700	05/01/28	590	609,785

San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	417,752
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	134,564
Southern Power Co., Sr. Unsec’d. Notes, Series D	1.950	12/15/19	430	428,152

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750%	10/01/26	675	$ 642,321
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	338,515
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	455,161
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	48,436
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.600	12/01/48	460	504,496
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	546,743
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	173,211

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	527,910
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	510,762
				18,713,597
Electronics 0.2%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	275	274,451
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	791,221
				1,065,672
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	187,610
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	194,750
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	186,250
				568,610
Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	337,160
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	115,225
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	103,751
Gtd. Notes	3.375	06/15/21	605	609,736

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	4.375%	06/01/46	35	$ 30,964
Gtd. Notes	5.000	07/15/35	75	74,596
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	286,986
Sr. Unsec’d. Notes	3.875	10/15/46	65	54,937

Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	571,617
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	488,376
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	390	390,684
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250	08/23/21	985	974,259
				4,038,291
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	225,139
International Paper Co., Sr. Unsec’d. Notes	4.400	08/15/47	180	167,127
				392,266
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	292,763
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	538,931
				831,694
Healthcare-Products 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	495	497,327
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	328	353,176
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	101,922
				952,425

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500%	11/15/24	100	$ 100,102
Sr. Unsec’d. Notes	6.750	12/15/37	170	204,559

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	234,954
Ascension Health, Unsec’d. Notes	4.847	11/15/53	500	579,724
Cigna Holding Co., Gtd. Notes	3.250	04/15/25	270	267,409
Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	615,971
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	265,352
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	79,277
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	41,165
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26	40	38,217
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	190,427
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	420,722
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	173,925
Stanford Health Care, Unsec’d. Notes	3.795	11/15/48	450	449,604
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	93,679
				3,755,087
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26	35	33,307
Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	414,447
Sr. Unsec’d. Notes	4.500	07/16/44	410	400,370

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	105,046

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	$ 111,538
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,203,156
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44	300	311,921
Gtd. Notes, 144A	6.500	05/01/42	150	187,238

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	140,512
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	402,006
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	225	223,813
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	102,183
Gtd. Notes	4.300	11/15/46	140	139,409
Gtd. Notes	4.350	05/15/43	85	85,480

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	135,003
				3,962,122
Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	244,135
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.226(c)	12/01/20	575	576,884
				821,019
Machinery-Diversified 0.1%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	268,643
Sr. Unsec’d. Notes	2.875	03/01/25	115	114,134

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	68,598
				451,375
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	530	531,548

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.384%	10/23/35	80	$ 90,388
Sr. Sec’d. Notes	6.484	10/23/45	95	107,609
Sr. Sec’d. Notes	6.834	10/23/55	250	281,969
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	805	852,061
Gtd. Notes	4.250	10/15/30	275	292,535
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	792,029
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	190,432
Sr. Unsec’d. Notes, 144A	4.600	08/15/47	500	479,818

Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	225	224,144
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	149,586
Warner Media LLC,
Gtd. Notes	3.400	06/15/22	850	863,359
Gtd. Notes	3.600	07/15/25	50	50,147
Gtd. Notes	3.800	02/15/27	200	201,165
				5,106,790
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	218,595
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	120,518
				339,113
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	2.650	12/01/19	420	420,149
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	540	528,412
Sr. Unsec’d. Notes	2.750	01/06/23	185	182,536

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Corp. Andina de Fomento (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes	3.250%	02/11/22	95	$95,452

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20	100	101,025
				907,425
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	135,685
Oil & Gas 2.3%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31	100	130,556
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	393	394,987
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	887,400
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,299,814
Sr. Unsec’d. Notes	6.250	03/15/38	175	210,175
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	402,533
Sr. Unsec’d. Notes	6.750	11/15/39	350	401,015

Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	124,318
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	55	58,240
Continental Resources, Inc., Gtd. Notes	3.800	06/01/24	700	706,402
Encana Corp. (Canada), Gtd. Notes	6.500	08/15/34	200	240,714
Equinor ASA (Norway), Gtd. Notes	2.250	11/08/19	800	797,815
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25	190	197,873
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	153,344
Sr. Unsec’d. Notes	6.150	06/15/19	300	301,104

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.800%	09/15/37	200	$244,509

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	200	202,000
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	334,263
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A	3.800	04/01/28	380	377,811
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24	425	433,861
Sr. Unsec’d. Notes	5.050	11/15/44	435	449,325
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	1,000	1,021,730
Gtd. Notes	5.500	01/21/21	480	489,240
Gtd. Notes	6.350	02/12/48	154	136,290
Gtd. Notes	6.500	06/02/41	90	82,936
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,203,210
Gtd. Notes, MTN	6.875	08/04/26	390	405,951

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	199,196
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	216,562
				12,103,174
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	506	507,534
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	485,325
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	33	33,963

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	200	202,297
				1,229,119
Packaging & Containers 0.4%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	700	706,284

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
WestRock RKT LLC, Gtd. Notes	4.000%	03/01/23	540	$ 553,240
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	592,043
				1,851,567
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	105,618
Sr. Unsec’d. Notes	4.500	05/14/35	550	538,003

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	360	354,309
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,511
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.232(c)	06/25/21	335	333,113
Gtd. Notes, 144A	3.500	06/25/21	200	201,011

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	149,078
Cigna Corp., Gtd. Notes, 144A	4.375	10/15/28	1,950	2,011,425
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	1,750	1,769,383
Sr. Unsec’d. Notes	4.780	03/25/38	90	87,550
Sr. Unsec’d. Notes	5.125	07/20/45	465	462,256
Sr. Unsec’d. Notes	5.300	12/05/43	150	153,351
Express Scripts Holding Co.,
Gtd. Notes	3.400	03/01/27	325	316,257
Gtd. Notes	4.500	02/25/26	700	731,652

Mylan, Inc., Gtd. Notes	5.200	04/15/48	195	175,610
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	222,000
Gtd. Notes	3.200	09/23/26	1,220	1,187,339
				8,852,466
Pipelines 1.4%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	562,324

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750%	09/30/21	50	$ 50,937
Gtd. Notes, 144A	5.350	03/15/20	150	152,443

Energy Transfer Operating LP, Gtd. Notes	4.950	06/15/28	430	451,831
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	617,838
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	258,372
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	132,441
Sr. Unsec’d. Notes	4.500	04/15/38	270	258,950
Sr. Unsec’d. Notes	4.875	06/01/25	200	212,956
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,149
Sr. Unsec’d. Notes	5.500	02/15/49	210	226,692

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	336,157
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	85	84,841
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.646	02/15/20	225	224,400
Sr. Unsec’d. Notes	3.550	10/01/26	310	304,894
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.700	06/15/44	170	160,141
Sr. Unsec’d. Notes	5.150	06/01/42	105	101,395

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	137,910
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	291,707
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	500	505,261
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	679,256
Sr. Unsec’d. Notes	5.300	03/01/48	320	326,036
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	359,658
Sr. Unsec’d. Notes	4.300	03/04/24	325	338,668
Sr. Unsec’d. Notes	4.850	03/01/48	55	55,108
Sr. Unsec’d. Notes	5.400	03/04/44	400	425,748
				7,261,113

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.1%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	$ 206,155
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	448,160
				654,315
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	922,966
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.288(c)	04/17/20	335	335,026
				1,257,992
Semiconductors 0.2%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21	485	484,782
Gtd. Notes, 144A	3.125	10/15/22	375	373,026
				857,808
Software 0.6%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	203,024
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	500	514,827
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	405	413,518
Sr. Unsec’d. Notes	4.450	11/03/45	191	213,248
Sr. Unsec’d. Notes	4.500	02/06/57	840	944,267
Oracle Corp.,
Sr. Unsec’d. Notes	3.800	11/15/37	415	411,615
Sr. Unsec’d. Notes	4.000	07/15/46	350	347,591
				3,048,090
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	355	356,604
Sr. Unsec’d. Notes	4.300	02/15/30	125	128,029
Sr. Unsec’d. Notes	4.500	05/15/35	60	60,243
Sr. Unsec’d. Notes	4.850	03/01/39	1,100	1,125,025

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/01/37	445	$ 476,606
Sr. Unsec’d. Notes(a)	5.450	03/01/47	685	750,736
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	310,967
Sr. Unsec’d. Notes	4.600	04/01/21	100	103,607
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,114,893
				4,426,710
Textiles 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	385,155
Transportation 0.1%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250	05/15/19	250	250,393
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	401,770
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	109,798
				761,961
Trucking & Leasing 0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050	01/09/20	300	299,848
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	23,479
Sr. Unsec’d. Notes	4.000	12/01/46	145	142,365
				165,844
Total Corporate Bonds (cost $153,627,617)				154,708,006
Municipal Bonds 0.7%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	41,572

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.1%
Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%	05/15/39	300	$ 382,089
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	30,448
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	31,377
				443,914
Illinois 0.2%
State of Illinois,
GO Unlimited, Series A	5.000	10/01/22	110	118,136
GO Unlimited, Series D	5.000	11/01/22	895	962,733
				1,080,869
New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	363,328
North Carolina 0.1%
North Carolina State Education Assistance Authority, Revenue Bonds, Series 2011-2, Class A3, 3 Month LIBOR + 0.800%	3.380(c)	07/25/36	700	702,674
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	90,176
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	186,203
				276,379
Texas 0.1%
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Rfdg.	3.376	07/01/47	555	529,958
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	130,077
Total Municipal Bonds (cost $3,580,230)				3,568,771

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 3.0%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250%	12/25/33	6	$ 5,873
Banc of America Funding Trust, Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	117	116,143
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	261	216,445
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177(c)	10/25/27	152	153,458
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077(c)	04/25/28	400	401,801
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.427(c)	08/25/28	243	243,115
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%	3.480(c)	04/25/29	880	880,577
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502(c)	12/25/57	523	525,620
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502(c)	01/25/57	732	744,588
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	385	370,458
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	821	805,293

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	4	4,002
Eagle RE Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.734(c)	04/25/29	150	150,103
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.284(c)	04/25/29	150	150,124

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.927(c)	01/25/29	34	33,783
Fannie Mae REMICS, Series 2011-141, Class MZ	4.500	01/25/42	667	720,508
Freddie Mac REMICS, Series 4777, Class CB	3.500	10/15/45	1,631	1,662,223
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%	3.777(c)	03/25/29	210	211,008
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.777(c)	04/25/29	260	261,285
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%	3.677(c)	07/25/29	425	427,178
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%	3.227(c)	03/25/30	1,342	1,341,131

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000%	10/25/43	110	$ 127,933
Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.526(c)	12/25/36	33	33,470

Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	3.101(c)	08/25/60	712	711,624
GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	4.504(cc)	09/25/35	45	45,623
Holmes Master Issuer PLC (United Kingdom), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.957(c)	10/15/54	620	619,502
Lanark Master Issuer PLC (United Kingdom), Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	3.083(c)	12/22/69	456	455,061
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152(c)	11/01/22	262	263,114
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002(c)	04/01/23	404	405,683
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.981(c)	04/01/24	400	402,958

MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	278	281,637
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.227(c)	01/25/48	246	245,459
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	3.127(c)	06/25/57	639	635,834
Radnor Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.877(c)	03/25/28	440	441,208
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760%	3.247(c)	10/20/27	43	40,934
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.227(c)	09/25/48	490	489,705
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250%	2.737(c)	07/19/35	39	38,466
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg. 1 Year CMT + 1.400%	3.845(c)	06/25/42	73	70,897

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
WaMu Mortgage Pass-Through Certificates Series Trust, (cont’d.)
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg. 1 Year CMT + 1.400%	3.845%(c)	08/25/42	5	$ 5,026
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290%	2.767(c)	10/25/45	542	534,063

Total Residential Mortgage-Backed Securities (cost $15,227,112)				15,272,913
Sovereign Bonds 1.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	834,775
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	205,802
Sr. Unsec’d. Notes	7.375	09/18/37	175	227,938
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	286,097
Sr. Unsec’d. Notes, EMTN	2.750	04/01/20	400	398,861

Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875	09/16/19	200	199,414
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	209,472
Sr. Unsec’d. Notes, MTN	3.750	04/25/22	200	203,071
Sr. Unsec’d. Notes, MTN	4.750	01/08/26	200	212,996
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	194,823
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	399,336
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	404,770

Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	275,169
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	209,302
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	345,440
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	95,907
Sr. Unsec’d. Notes	2.600	04/16/24	260	260,525

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26	100	123,362
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	345,838
Sr. Unsec’d. Notes, 144A	4.817	03/14/49	355	381,181

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Qatar Government International Bond (Qatar), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.103%	04/23/48	370	$413,012

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	100,856
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50	560	607,658
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	428,645
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	456,421
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	331,200
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	397,151
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	203,682

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	252,239
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	150	157,500
Total Sovereign Bonds (cost $8,988,512)				9,162,443
U.S. Government Agency Obligations 20.4%
Federal Home Loan Mortgage Corp.	2.000	01/01/32	862	835,849
Federal Home Loan Mortgage Corp.	2.500	01/01/29	635	632,381
Federal Home Loan Mortgage Corp.	2.500	07/01/31	797	789,397
Federal Home Loan Mortgage Corp.	2.500	01/01/32	401	396,567
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,765	1,778,251
Federal Home Loan Mortgage Corp.	3.000	01/01/37	449	450,187
Federal Home Loan Mortgage Corp.	3.000	12/01/37	228	227,189
Federal Home Loan Mortgage Corp.	3.000	07/01/43	660	655,813
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,286	1,271,294
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,386	1,370,511
Federal Home Loan Mortgage Corp.	3.500	11/01/37	472	480,633
Federal Home Loan Mortgage Corp.	3.500	06/01/42	603	613,510
Federal Home Loan Mortgage Corp.	3.500	09/01/42	752	765,010
Federal Home Loan Mortgage Corp.	3.500	10/01/42	841	855,591
Federal Home Loan Mortgage Corp.	3.500	06/01/43	417	424,309
Federal Home Loan Mortgage Corp.	3.500	05/01/45	630	638,215
Federal Home Loan Mortgage Corp.	3.500	01/01/47	453	458,630
Federal Home Loan Mortgage Corp.	3.500	11/01/47	955	966,634
Federal Home Loan Mortgage Corp.	4.000	12/01/40	210	217,859
Federal Home Loan Mortgage Corp.	4.000	01/01/41	487	504,246
Federal Home Loan Mortgage Corp.	4.000	04/01/42	595	616,472
Federal Home Loan Mortgage Corp.	4.000	10/01/45	337	347,330
Federal Home Loan Mortgage Corp.	4.000	05/01/46	397	409,520

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	405	$ 417,569
Federal Home Loan Mortgage Corp.	4.000	11/01/47	502	517,453
Federal Home Loan Mortgage Corp.	4.000	04/01/48	962	990,553
Federal Home Loan Mortgage Corp.	4.000	05/01/48	979	1,008,221
Federal Home Loan Mortgage Corp.	4.000	07/01/48	1,422	1,464,431
Federal Home Loan Mortgage Corp.	4.500	06/01/42	201	213,353
Federal Home Loan Mortgage Corp.	4.500	09/01/44	261	274,098
Federal Home Loan Mortgage Corp.	4.500	04/01/47	840	879,890
Federal Home Loan Mortgage Corp.	4.500	07/01/47	435	455,571
Federal Home Loan Mortgage Corp.	4.500	07/01/47	899	941,519
Federal Home Loan Mortgage Corp.	4.500	02/01/48	482	503,998
Federal Home Loan Mortgage Corp.	5.000	08/01/40	364	391,940
Federal Home Loan Mortgage Corp.	5.000	12/01/47	726	766,849
Federal Home Loan Mortgage Corp.	5.000	02/01/48	921	972,739
Federal National Mortgage Assoc.	2.375	01/19/23	280	280,796
Federal National Mortgage Assoc.(k)	2.500	02/05/24	645	649,405
Federal National Mortgage Assoc.	2.500	05/01/30	553	547,620
Federal National Mortgage Assoc.	2.500	11/01/31	396	392,205
Federal National Mortgage Assoc.	2.500	02/01/43	151	145,407
Federal National Mortgage Assoc.	2.500	09/01/46	442	425,510
Federal National Mortgage Assoc.	2.500	10/01/46	328	315,501
Federal National Mortgage Assoc.	2.500	10/01/46	426	409,747
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 2.000%	3.000(c)	08/01/24	8	7,922
Federal National Mortgage Assoc.	3.000	06/01/30	338	339,879
Federal National Mortgage Assoc.	3.000	05/01/31	163	163,918
Federal National Mortgage Assoc.	3.000	12/01/31	441	443,155
Federal National Mortgage Assoc.	3.000	05/01/32	434	436,589
Federal National Mortgage Assoc.	3.000	09/01/32	214	215,229
Federal National Mortgage Assoc.	3.000	11/01/36	385	385,644
Federal National Mortgage Assoc.	3.000	10/01/42	367	364,786
Federal National Mortgage Assoc.	3.000	10/01/42	622	618,354
Federal National Mortgage Assoc.	3.000	02/01/43	373	370,088
Federal National Mortgage Assoc.	3.000	04/01/43	643	638,377
Federal National Mortgage Assoc.	3.000	06/01/43	839	833,287
Federal National Mortgage Assoc.	3.500	12/01/29	228	232,829
Federal National Mortgage Assoc.	3.500	12/01/30	207	211,245
Federal National Mortgage Assoc.	3.500	08/01/31	693	708,298
Federal National Mortgage Assoc.	3.500	02/01/33	464	473,622
Federal National Mortgage Assoc.	3.500	05/01/33	263	268,865
Federal National Mortgage Assoc.	3.500	10/01/41	256	260,318
Federal National Mortgage Assoc.	3.500	04/01/42	537	546,527
Federal National Mortgage Assoc.	3.500	05/01/42	536	545,299
Federal National Mortgage Assoc.	3.500	05/01/42	2,564	2,607,422
Federal National Mortgage Assoc.	3.500	06/01/42	1,189	1,209,045

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	10/01/42	623	$ 634,058
Federal National Mortgage Assoc.	3.500	10/01/42	848	862,137
Federal National Mortgage Assoc.	3.500	06/01/43	401	407,163
Federal National Mortgage Assoc.	3.500	06/01/45	605	612,659
Federal National Mortgage Assoc.	3.500	06/01/45	1,208	1,223,626
Federal National Mortgage Assoc.	3.500	09/01/45	790	800,650
Federal National Mortgage Assoc.	3.500	10/01/45	1,045	1,058,527
Federal National Mortgage Assoc.	3.500	01/01/46	362	366,416
Federal National Mortgage Assoc.	3.500	01/01/46	814	824,943
Federal National Mortgage Assoc.	3.500	11/01/47	2,974	3,004,436
Federal National Mortgage Assoc.	4.000	TBA	500	512,793
Federal National Mortgage Assoc.	4.000	09/01/40	405	419,335
Federal National Mortgage Assoc.	4.000	02/01/41	691	714,768
Federal National Mortgage Assoc.	4.000	12/01/41	584	604,336
Federal National Mortgage Assoc.	4.000	09/01/44	397	410,085
Federal National Mortgage Assoc.	4.000	10/01/44	975	1,006,414
Federal National Mortgage Assoc.	4.000	12/01/45	337	347,922
Federal National Mortgage Assoc.	4.000	04/01/46	446	459,784
Federal National Mortgage Assoc.	4.000	08/01/46	711	732,933
Federal National Mortgage Assoc.	4.000	02/01/47	2,906	2,997,350
Federal National Mortgage Assoc.	4.000	03/01/47	1,655	1,723,884
Federal National Mortgage Assoc.	4.000	10/01/47	470	484,471
Federal National Mortgage Assoc.	4.000	11/01/47	954	983,394
Federal National Mortgage Assoc.	4.000	12/01/47	953	982,076
Federal National Mortgage Assoc.	4.000	02/01/48	938	966,725
Federal National Mortgage Assoc.	4.000	04/01/48	1,892	1,948,742
Federal National Mortgage Assoc.	4.000	06/01/48	478	491,577
Federal National Mortgage Assoc.	4.000	10/01/48	759	790,064
Federal National Mortgage Assoc.	4.500	08/01/40	185	196,192
Federal National Mortgage Assoc.	4.500	04/01/41	207	219,631
Federal National Mortgage Assoc.	4.500	08/01/41	283	299,561
Federal National Mortgage Assoc.	4.500	08/01/41	647	684,423
Federal National Mortgage Assoc.	4.500	08/01/44	560	588,990
Federal National Mortgage Assoc.	4.500	01/01/45	355	373,918
Federal National Mortgage Assoc.	4.500	11/01/47	594	620,605
Federal National Mortgage Assoc.	4.500	06/01/48	1,261	1,313,097
Federal National Mortgage Assoc.	5.000	09/01/30	38	40,449
Federal National Mortgage Assoc.	5.000	03/01/42	635	682,428
Federal National Mortgage Assoc.	5.000	10/01/47	1,000	1,053,393
Federal National Mortgage Assoc.	5.000	01/01/48	147	154,850
Federal National Mortgage Assoc.	5.500	01/01/40	265	288,495
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	5.679(c)	12/01/30	1	810
Federal National Mortgage Assoc.	6.000	10/01/36	137	153,026
Federal National Mortgage Assoc.	6.000	07/01/41	142	159,345

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.(k)	6.625%	11/15/30	485	$ 665,585
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	111,749
Government National Mortgage Assoc.	2.500	12/20/46	285	277,490
Government National Mortgage Assoc.	3.000	03/20/43	724	724,039
Government National Mortgage Assoc.	3.000	08/20/43	139	139,311
Government National Mortgage Assoc.	3.000	09/20/43	265	264,426
Government National Mortgage Assoc.	3.000	01/20/44	245	245,010
Government National Mortgage Assoc.	3.000	05/20/45	374	374,154
Government National Mortgage Assoc.	3.000	08/15/45	417	416,309
Government National Mortgage Assoc.	3.000	07/20/46	1,630	1,629,408
Government National Mortgage Assoc.	3.000	08/20/46	212	211,591
Government National Mortgage Assoc.	3.000	10/20/46	389	388,519
Government National Mortgage Assoc.	3.000	03/20/47	1,712	1,711,766
Government National Mortgage Assoc.	3.500	01/15/42	174	177,623
Government National Mortgage Assoc.	3.500	12/20/42	503	513,081
Government National Mortgage Assoc.	3.500	01/20/43	738	753,178
Government National Mortgage Assoc.	3.500	02/20/43	331	338,688
Government National Mortgage Assoc.	3.500	08/20/43	399	407,203
Government National Mortgage Assoc.	3.500	03/20/45	242	246,178
Government National Mortgage Assoc.	3.500	04/20/45	1,430	1,456,091
Government National Mortgage Assoc.	3.500	04/20/46	2,699	2,748,868
Government National Mortgage Assoc.	3.500	07/20/46	1,774	1,806,783
Government National Mortgage Assoc.	3.500	12/20/46	2,101	2,139,941
Government National Mortgage Assoc.	4.000	12/20/40	436	453,349
Government National Mortgage Assoc.	4.000	06/20/41	171	177,918
Government National Mortgage Assoc.	4.000	11/15/41	236	245,029
Government National Mortgage Assoc.	4.000	12/20/42	355	368,337
Government National Mortgage Assoc.	4.000	04/20/43	269	279,114
Government National Mortgage Assoc.	4.000	10/20/43	279	289,088
Government National Mortgage Assoc.	4.000	12/20/43	587	608,597
Government National Mortgage Assoc.	4.000	09/20/44	335	347,855
Government National Mortgage Assoc.	4.000	08/20/45	696	720,573
Government National Mortgage Assoc.	4.000	10/20/45	324	334,938
Government National Mortgage Assoc.	4.000	03/20/46	622	643,932
Government National Mortgage Assoc.	4.000	11/20/46	498	516,576
Government National Mortgage Assoc.	4.000	03/20/47	570	588,130
Government National Mortgage Assoc.	4.000	05/20/47	466	480,301
Government National Mortgage Assoc.	4.500	12/20/41	819	861,319
Government National Mortgage Assoc.	4.500	10/20/43	138	144,677
Government National Mortgage Assoc.	4.500	01/20/44	166	174,463
Government National Mortgage Assoc.	4.500	04/20/44	593	622,799
Government National Mortgage Assoc.	4.500	03/20/45	152	160,135
Government National Mortgage Assoc.	4.500	07/20/46	356	373,797
Government National Mortgage Assoc.	4.500	08/20/46	302	316,155
Government National Mortgage Assoc.	4.500	11/20/46	294	310,375

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	01/20/48	421	$ 439,239
Government National Mortgage Assoc.	4.500	02/20/48	2,916	3,053,266
Government National Mortgage Assoc.	4.500	03/20/48	301	313,665
Government National Mortgage Assoc.	4.500	07/20/48	141	146,288
Government National Mortgage Assoc.	5.000	10/20/37	11	11,486
Government National Mortgage Assoc.	5.000	09/20/40	159	170,424
Government National Mortgage Assoc.	5.000	04/20/45	83	89,085
Government National Mortgage Assoc.	5.000	08/20/45	332	354,126
Government National Mortgage Assoc.	6.000	12/15/39	202	223,602
Total U.S. Government Agency Obligations (cost $105,503,734)				105,316,581
U.S. Treasury Obligations 3.0%
U.S. Treasury Notes	1.625	04/30/23	3,910	3,814,388
U.S. Treasury Notes	2.000	11/30/20	7,935	7,895,015
U.S. Treasury Notes	2.250	04/15/22	580	580,090
U.S. Treasury Notes	2.250	04/30/24	180	179,726
U.S. Treasury Notes	2.625	11/15/20	1,550	1,556,842
U.S. Treasury Notes	3.625	08/15/43	120	135,080
U.S. Treasury Strips Coupon(k)	2.570(s)	02/15/31	2,110	1,537,551
Total U.S. Treasury Obligations (cost $15,692,942)				15,698,692

Total Long-Term Investments (cost $503,098,470)				505,496,529

	Shares
Short-Term Investments 2.3%
Affiliated Mutual Funds 2.3%
PGIM Core Ultra Short Bond Fund(w)		9,011,989	9,011,989
PGIM Institutional Money Market Fund (cost $2,675,875; includes $2,669,417 of cash collateral for securities on loan)(b)(w)		2,675,808	2,676,612
Total Affiliated Mutual Funds (cost $11,687,864)				11,688,601

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Value
Options Purchased*~ 0.0%
(cost $8,096)	$ 179,302

Total Short-Term Investments (cost $11,695,960)	11,867,903

TOTAL INVESTMENTS 100.4% (cost $514,794,430)	517,364,432
Liabilities in excess of other assets(z) (0.4)%	(2,234,692)

Net Assets 100.0%	$515,129,740

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(41,238) and (0.0)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,617,512; cash collateral of $2,669,417 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		200	$ 1,260
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		300	2,029
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		1,177	11,311

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		1,144	$ 11,004
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		2,860	25,891
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		5,678	56,589
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		5,760	59,080
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		1,144	12,138
Total Options Purchased (cost $8,096)								$179,302
Futures contracts outstanding at April 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Jun. 2019	$ 3,621,133	$ 3,320
987	5 Year U.S. Treasury Notes	Jun. 2019	114,137,297	779,310
122	10 Year U.S. Ultra Treasury Notes	Jun. 2019	16,077,312	200,602
229	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	37,620,406	493,180
				1,476,412
Short Positions:
206	10 Year U.S. Treasury Notes	Jun. 2019	25,476,406	(80,172)
78	20 Year U.S. Treasury Bonds	Jun. 2019	11,502,563	(128,914)
				(209,086)
				$1,267,326

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at April 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$36,922	$(26,031)	$62,953	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at April 30, 2019:
Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
17,500	05/15/19	—(3)	—(3)	$ (5,995)	$—	$ (5,995)	Citigroup Global Markets, Inc.
63,100	05/23/19	—(4)	—(4)	(35,243)	—	(35,243)	Citigroup Global Markets, Inc.
				$(41,238)	$—	$(41,238)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMS minus 1.375% upon termination.
(4)	The Fund pays or receives payments based on CMM102 minus 7 Year CMS minus 1.355% upon termination.
(5)	The Fund may choose to terminate these agreements at any time prior to the stated termination date.
Interest rate swap agreements outstanding at April 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,395	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$ —	$ (31,019)	$ (31,019)
4,092	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(1,376)	3,938	5,314
1,195	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(276)	(6,139)	(5,863)
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,022)	(6,022)
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	12,771	9,658
2,571	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,558)	22,649	25,207
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,091)	24,794	41,885
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	11,480	14,490
11,460	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	66,366	66,366
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	10,329	10,329
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,514	87,707	58,193
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,173	30,521	19,348
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	(26,860)	(45,342)
3,095	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(54,267)	(54,267)
3,923	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(174,994)	(172,445)
1,310	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(55,868)	(55,868)
3,090	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,438	(157,559)	(159,997)
5,651	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	219	(289,662)	(289,881)
1,765	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	—	9,163	9,163
490	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	3,985	3,985
2,554	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(8,036)	(25,394)	(17,358)

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at April 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	$ 19,731	$ 36,148	$ 16,417
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	7,570	7,075
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	5,734	5,734
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	5,889	6,432
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	1,180	1,180
9,797	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(178,462)	(313,019)	(134,557)
2,296	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,355)	(71,781)	(61,426)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(29)	(29)
				$(139,091)	$(872,389)	$(733,298)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Commercial Mortgage-Backed Securities 7.5%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$ 208,390
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	208,088
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	11/15/50	250	249,908
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	300	307,935
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	250	249,918
DBJPM Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	101,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	100,268
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	199,596
Series 2016-C31, Class A4	2.840	11/15/49	300	294,815

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	201,617
Total Commercial Mortgage-Backed Securities (cost $2,100,073)				2,122,021
Corporate Bonds 90.4%
Aerospace & Defense 1.0%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	120	124,044
Boeing Co. (The),
Sr. Unsec’d. Notes	3.100	05/01/26	65	64,818
Sr. Unsec’d. Notes	3.200	03/01/29	30	29,848

United Technologies Corp., Sr. Unsec’d. Notes	3.950	08/16/25	60	62,687
				281,397
Agriculture 1.4%
Altria Group, Inc., Gtd. Notes	3.800	02/14/24	100	101,865
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	305,682
				407,547

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.5%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	130	$ 129,890
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979	08/03/22	200	194,532
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	74,955
Gtd. Notes	3.550	04/09/21	30	30,275
Gtd. Notes	4.000	01/15/25	150	150,400
Sr. Unsec’d. Notes	4.200	11/06/21	100	102,175
				552,337
Auto Parts & Equipment 0.4%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	102,314
Banks 23.8%
Bank of America Corp.,
Jr. Sub. Notes, Series V	5.125(ff)	–(rr)	250	250,166
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	263	258,269
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	195	197,840
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	360	366,218
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	55	56,880
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,219
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	320	327,923

Citibank NA, Sr. Unsec’d. Notes	3.650	01/23/24	280	288,203
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	150	146,891
Sub. Notes	4.600	03/09/26	300	315,641

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	270,026
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000	01/12/22	200	205,665
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950	02/27/23	100	98,140
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	79,416
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	150	152,970

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223%(ff)	05/01/29	100	$ 102,159
Sub. Notes	5.150	05/22/45	150	160,456
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053(c)	–(rr)	143	143,654
Sr. Unsec’d. Notes	3.200	06/15/26	390	387,518
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	93,797
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	145	141,417
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	372,375
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	250	250,313
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	300	307,443
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	285	301,671
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	230,745

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	3.500	01/23/24	300	307,446
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373(ff)	01/05/24	200	198,273
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125	09/24/25	200	207,292
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.750	01/24/24	350	360,165
				6,775,191
Beverages 1.0%
Constellation Brands, Inc., Gtd. Notes	5.250	11/15/48	100	108,948
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057	05/25/23	180	185,457
				294,405
Biotechnology 0.7%
Celgene Corp., Sr. Unsec’d. Notes	4.625	05/15/44	200	201,844
Building Materials 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	75	68,187

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.8%
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	50	$ 52,371
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A	5.550	11/30/48	50	56,985
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	49,911
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	55,401
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	20	21,172
				235,840
Commercial Services 1.5%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	55,415
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	9,851
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	161,850
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	95,662
Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	101,372
				424,150
Computers 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes	3.000	11/13/27	400	396,594
Sr. Unsec’d. Notes	4.650	02/23/46	100	111,082
				507,676
Diversified Financial Services 0.1%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	40,062
Electric 8.6%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	110,752
Dominion Energy, Inc., Jr. Sub. Notes	2.579	07/01/20	135	134,437

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	75	$ 73,526
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	96,411
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	95	95,056
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	75	76,030
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	113,002
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	98,130
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	20,161
Nevada Power Co., General Ref. Mortgage, Series CC	3.700	05/01/29	300	309,368
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800	01/15/23	120	119,392
PacifiCorp, First Mortgage	3.350	07/01/25	270	270,735
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	103,576
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,006
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	73,018
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	399,217
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	48	54,076
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	73,583
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	66,932
South Carolina Electric & Gas Co., First Mortgage	4.250	08/15/28	80	85,852
				2,433,260
Foods 2.8%
Kraft Heinz Foods Co.,
Gtd. Notes	3.500	06/06/22	300	303,606
Gtd. Notes	4.375	06/01/46	55	48,658

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	5.000%	07/15/35	50	$ 49,731
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	32,527
Sr. Unsec’d. Notes	2.800	08/01/22	10	9,960
Sr. Unsec’d. Notes	5.150	08/01/43	60	60,044
Mars, Inc.,
Gtd. Notes, 144A	3.200	04/01/30	80	79,235
Gtd. Notes, 144A	3.600	04/01/34	25	24,985

Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	180	185,406
				794,152
Gas 1.1%
NiSource, Inc., Sr. Unsec’d. Notes	2.650	11/17/22	310	305,923
Healthcare-Services 3.6%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	100,869
HCA, Inc., Sr. Sec’d. Notes	5.000	03/15/24	100	105,866
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	250,405
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	85,479
Unsec’d. Notes	4.000	11/15/47	80	83,040

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	250,561
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	135,362
				1,011,582
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	96,898
Insurance 4.9%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	139,144

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	100	$ 110,574
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	97,856
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	500	522,589
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	521,568
				1,391,731
Media 5.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35	180	203,372
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	345	350,458
Gtd. Notes	4.150	10/15/28	15	15,877
Gtd. Notes	4.700	10/15/48	185	200,981
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	100	101,234
Gtd. Notes	3.950	06/15/25	28	28,313
Gtd. Notes	4.950	05/15/42	100	95,889

Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	152,989
Walt Disney Co. (The), Gtd. Notes, 144A	7.625	11/30/28	150	199,170
Warner Media LLC, Gtd. Notes	3.875	01/15/26	200	203,574
				1,551,857
Mining 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	95,500
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.950	07/15/24	100	103,040
				198,540
Miscellaneous Manufacturing 0.2%
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	45,505

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 1.0%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%	09/15/20	100	$ 100,287
Xerox Corp., Sr. Unsec’d. Notes	4.125	03/15/23	175	173,303
				273,590
Oil & Gas 4.3%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	197	197,996
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	100	121,792
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	75	76,276
Sr. Unsec’d. Notes	5.400	06/15/47	15	15,724
Sr. Unsec’d. Notes	5.700	10/15/19	92	93,369

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	52,945
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	57,027
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	92,101
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	103,293
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999	01/27/28	65	66,544
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.500	04/16/29	270	265,385
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	91,812
				1,234,264
Pharmaceuticals 4.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	165	165,972
Cigna Corp., Gtd. Notes, 144A	4.900	12/15/48	150	151,388
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	100	101,108
Sr. Unsec’d. Notes	4.780	03/25/38	100	97,277

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	5.125%	07/20/45	100	$99,410

Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22	300	299,404
Mylan NV, Gtd. Notes	3.950	06/15/26	140	134,816
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	36,022
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	100	97,323
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	100	96,083
				1,278,803
Pipelines 6.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes	3.500	12/01/22	35	35,386
Gtd. Notes	5.200	12/01/47	75	76,676

DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	254,688
Energy Transfer Operating LP, Gtd. Notes	5.250	04/15/29	30	32,297
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	105,805
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	77,124
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	91,414
Gtd. Notes, 144A	3.900	04/01/24	75	76,781
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	45,053
Sr. Unsec’d. Notes	4.500	07/15/23	110	115,339
ONEOK, Inc.,
Gtd. Notes	4.350	03/15/29	2	2,056
Gtd. Notes	4.950	07/13/47	150	149,719

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	302,865
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	300	306,431

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300%	03/04/24	200	$ 208,411
Sr. Unsec’d. Notes	5.100	09/15/45	30	30,742
				1,910,787
Real Estate 0.7%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	210,256
Real Estate Investment Trusts (REITs) 4.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	74,733
Sr. Unsec’d. Notes	4.125	06/15/26	200	201,220

Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	75,793
Realty Income Corp., Sr. Unsec’d. Notes	3.875	04/15/25	200	208,624
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	301,531
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	296,756
				1,158,657
Retail 0.7%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	203,966
Semiconductors 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	38,170
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	207,780
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300	05/20/47	50	50,557
				296,507
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	97,781

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 1.3%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950%	08/08/56	140	$ 142,945
Sr. Unsec’d. Notes	4.000	02/12/55	30	31,090
Sr. Unsec’d. Notes	4.500	02/06/57	75	84,309
Oracle Corp.,
Sr. Unsec’d. Notes	3.900	05/15/35	45	45,637
Sr. Unsec’d. Notes	4.000	07/15/46	65	64,553
				368,534
Telecommunications 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.500	03/09/48	145	139,157
Sr. Unsec’d. Notes	4.850	03/01/39	65	66,479
Sr. Unsec’d. Notes	5.150	03/15/42	115	119,633
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	15	16,084
Sr. Unsec’d. Notes	5.012	04/15/49	190	213,973
				555,326
Transportation 0.8%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	88,892
Kansas City Southern, Gtd. Notes	4.700	05/01/48	125	130,601
				219,493
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.650	07/29/21	65	65,851
Total Corporate Bonds (cost $25,287,854)				25,724,103
Sovereign Bond 0.8%
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A (cost $220,786)	5.250	01/16/50	200	217,021

Total Long-Term Investments (cost $27,608,713)				28,063,145

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $83,564)(w)	83,564	$ 83,564

TOTAL INVESTMENTS 99.0% (cost $27,692,277)		28,146,709
Other assets in excess of liabilities(z) 1.0%		292,507

Net Assets 100.0%		$ 28,439,216

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Jun. 2019	$ 213,008	$ 656
5	10 Year U.S. Treasury Notes	Jun. 2019	618,359	(16)
11	20 Year U.S. Treasury Bonds	Jun. 2019	1,622,156	20,735
				21,375
Short Positions:
34	5 Year U.S. Treasury Notes	Jun. 2019	3,931,781	(20,977)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	657,125	(6,273)
				(27,250)
				$ (5,875)

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 99.4%
Aerospace & Defense 0.4%
Maxar Technologies, Inc.(a)	621,000	$ 3,061,530
Vectrus, Inc.*	64,793	2,627,356
		5,688,886
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*(a)	207,528	10,021,527
Hub Group, Inc. (Class A Stock)*	24,400	1,014,308
		11,035,835
Airlines 1.5%
Hawaiian Holdings, Inc.	150,000	4,231,500
JetBlue Airways Corp.*	150,500	2,791,775
SkyWest, Inc.	198,768	12,242,121
Spirit Airlines, Inc.*	7,600	413,288
		19,678,684
Auto Components 3.0%
Adient PLC(a)	116,900	2,700,390
American Axle & Manufacturing Holdings, Inc.*	748,500	11,040,375
Cooper Tire & Rubber Co.	152,300	4,547,678
Cooper-Standard Holdings, Inc.*	109,300	5,538,231
Goodyear Tire & Rubber Co. (The)	128,200	2,462,722
Modine Manufacturing Co.*	263,700	3,900,123
Superior Industries International, Inc.	260,500	1,289,475
Tenneco, Inc. (Class A Stock)	216,200	4,739,104
Tower International, Inc.	167,489	3,909,193
		40,127,291
Banks 20.1%
Arrow Financial Corp.	25,290	851,009
Associated Banc-Corp.(a)	102,900	2,334,801
BancorpSouth Bank(a)	66,300	2,020,824
Bank OZK	5,800	189,370
BankUnited, Inc.	50,100	1,832,658
Banner Corp.	8,200	434,764
Berkshire Hills Bancorp, Inc.	278,004	8,337,340
Boston Private Financial Holdings, Inc.	196,600	2,251,070
Bridge Bancorp, Inc.	9,400	291,306
Cadence BanCorp	363,800	8,276,450

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Camden National Corp.(a)	88,626	$ 3,897,771
Cathay General Bancorp(a)	158,100	5,816,499
CenterState Bank Corp.(a)	287,200	7,088,096
Chemical Financial Corp.(a)	210,900	9,264,837
CIT Group, Inc.	3,000	159,810
Citizens & Northern Corp.	3,016	85,504
CNB Financial Corp.	57,799	1,646,116
Columbia Banking System, Inc.	16,900	634,426
Community Trust Bancorp, Inc.	132,466	5,596,689
ConnectOne Bancorp, Inc.	112,200	2,449,326
Customers Bancorp, Inc.*(a)	349,430	7,914,590
Enterprise Financial Services Corp.(a)	34,380	1,462,525
Financial Institutions, Inc.	191,928	5,278,020
First Bancorp/Southern Pines NC	18,100	686,171
First Busey Corp.	37,700	974,168
First Business Financial Services, Inc.	19,400	446,782
First Commonwealth Financial Corp.	31,800	432,798
First Community Bankshares, Inc.	5,334	185,410
First Financial Bancorp(a)	248,651	6,241,140
First Financial Corp.	95,459	3,930,047
First Merchants Corp.	45,300	1,661,151
First Midwest Bancorp, Inc.	147,900	3,175,413
FNB Corp.	267,700	3,247,201
Franklin Financial Network, Inc.(a)	52,000	1,437,800
Fulton Financial Corp.	285,900	4,931,775
Great Southern Bancorp, Inc.	78,863	4,570,111
Great Western Bancorp, Inc.	285,500	10,041,035
Hancock Whitney Corp.	256,100	11,201,814
Hanmi Financial Corp.	211,078	5,006,770
Heartland Financial USA, Inc.	105,104	4,719,170
Hilltop Holdings, Inc.	259,103	5,448,936
Home BancShares, Inc.	202,800	3,891,732
Hope Bancorp, Inc.	700,416	9,847,849
Horizon Bancorp, Inc.	36,631	595,986
IBERIABANK Corp.	170,981	13,592,989
Independent Bank Group, Inc.	105,400	6,007,800
International Bancshares Corp.	225,482	9,350,739
Investors Bancorp, Inc.	131,000	1,539,250
Lakeland Bancorp, Inc.	140,027	2,318,847
Live Oak Bancshares, Inc.(a)	54,500	952,115
Midland States Bancorp, Inc.	30,800	826,056
MidWestOne Financial Group, Inc.	25,462	717,519
OFG Bancorp (Puerto Rico)(a)	206,200	4,161,116
Old National Bancorp	369,743	6,315,210

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Pacific Premier Bancorp, Inc.	179,100	$ 5,206,437
PacWest Bancorp	39,100	1,546,405
Peapack Gladstone Financial Corp.	102,979	2,979,182
Pinnacle Financial Partners, Inc.	5,700	330,999
Popular, Inc. (Puerto Rico)	7,600	438,596
QCR Holdings, Inc.	29,700	1,016,037
Renasant Corp.	158,200	5,736,332
S&T Bancorp, Inc.	76,663	3,072,653
Sandy Spring Bancorp, Inc.	130,300	4,546,167
Simmons First National Corp. (Class A Stock)(a)	280,000	7,109,200
South State Corp.(a)	114,900	8,693,334
Sterling Bancorp	110,200	2,360,484
Towne Bank	41,900	1,092,752
Umpqua Holdings Corp.	9,800	170,128
Union Bankshares Corp.	40,400	1,474,600
United Bankshares, Inc.(a)	95,100	3,731,724
United Community Banks, Inc.	30,200	848,016
Univest Financial Corp.	15,400	388,388
Valley National Bancorp(a)	743,000	7,786,640
WesBanco, Inc.	131,448	5,299,983
West Bancorporation, Inc.	50,259	1,053,931
		271,450,689
Biotechnology 0.3%
Acorda Therapeutics, Inc.*(a)	389,600	4,071,320
Building Products 0.1%
Owens Corning	38,700	1,984,149
Capital Markets 1.3%
Cowen, Inc.*	11,400	190,950
INTL. FCStone, Inc.*	8,400	340,704
Oppenheimer Holdings, Inc. (Class A Stock)	79,600	2,089,500
Piper Jaffray Cos.	14,643	1,180,226
Stifel Financial Corp.	199,500	11,904,165
Virtus Investment Partners, Inc.(a)	14,400	1,765,584
		17,471,129
Chemicals 0.8%
Kraton Corp.*	92,100	3,022,722
Rayonier Advanced Materials, Inc.(a)	498,000	7,390,320
		10,413,042

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 1.2%
ACCO Brands Corp.	788,641	$ 7,208,179
ADT, Inc.(a)	31,900	210,221
Ennis, Inc.	51,496	1,039,189
Matthews International Corp. (Class A Stock)	41,100	1,646,466
Multi-Color Corp.	57,100	2,849,290
Quad/Graphics, Inc.(a)	216,871	2,647,995
VSE Corp.(a)	24,800	758,136
		16,359,476
Communications Equipment 0.0%
Applied Optoelectronics, Inc.*(a)	29,100	364,332
Construction & Engineering 0.5%
AECOM*(a)	127,200	4,312,080
Tutor Perini Corp.*(a)	134,800	2,691,956
		7,004,036
Consumer Finance 1.8%
Encore Capital Group, Inc.*(a)	188,691	5,332,408
EZCORP, Inc. (Class A Stock)*(a)	223,400	2,428,358
Navient Corp.	120,800	1,632,008
Nelnet, Inc. (Class A Stock)	188,653	10,951,306
OneMain Holdings, Inc.	70,100	2,381,297
Regional Management Corp.*	83,700	2,073,249
		24,798,626
Diversified Financial Services 0.1%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	28,730	621,430
FGL Holdings(a)	91,400	779,642
		1,401,072
Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc.*	34,000	2,137,580
AVX Corp.	29,219	476,562
Belden, Inc.	2,600	144,430
Tech Data Corp.*	116,200	12,388,082
TTM Technologies, Inc.*(a)	750,700	9,939,268
		25,085,922

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 1.5%
C&J Energy Services, Inc.*	410,800	$ 5,771,740
Nine Energy Service, Inc.*	13,300	267,729
Select Energy Services, Inc. (Class A Stock)*(a)	295,500	3,404,160
Unit Corp.*(a)	211,000	2,861,160
US Silica Holdings, Inc.(a)	497,600	7,872,032
		20,176,821
Equity Real Estate Investment Trusts (REITs) 10.9%
Apple Hospitality REIT, Inc.	17,500	287,875
Ashford Hospitality Trust, Inc.	1,676,220	9,235,972
Braemar Hotels & Resorts, Inc.	466,979	6,491,008
CBL & Associates Properties, Inc.(a)	624,700	630,947
Cedar Realty Trust, Inc.	188,900	579,923
Chatham Lodging Trust	355,800	7,005,702
CorEnergy Infrastructure Trust, Inc.(a)	186,449	7,045,908
DiamondRock Hospitality Co.	385,800	4,189,788
Franklin Street Properties Corp.	636,100	4,999,746
Global Net Lease, Inc.	349,100	6,657,337
Hersha Hospitality Trust	506,300	9,401,991
Industrial Logistics Properties Trust	74,980	1,488,353
InfraREIT, Inc.	162,300	3,416,415
iStar, Inc.(a)	664,800	5,763,816
Jernigan Capital, Inc.(a)	54,800	1,154,636
Kite Realty Group Trust	554,600	8,757,134
Mack-Cali Realty Corp.	46,100	1,073,208
MedEquities Realty Trust, Inc.	144,000	1,542,240
New Senior Investment Group, Inc.	783,100	4,377,529
Office Properties Income Trust	329,018	8,929,549
Pebblebrook Hotel Trust	19,400	631,664
Pennsylvania Real Estate Investment Trust(a)	755,500	4,548,110
Preferred Apartment Communities, Inc. (Class A Stock)	20,600	322,184
RLJ Lodging Trust	703,900	12,958,799
RPT Realty	210,800	2,557,004
Sabra Health Care REIT, Inc.(a)	673,900	13,181,484
Senior Housing Properties Trust	112,700	904,981
Summit Hotel Properties, Inc.	536,200	6,225,282
Washington Prime Group, Inc.(a)	920,900	4,098,005
Xenia Hotels & Resorts, Inc.(a)	404,100	8,748,765
		147,205,355
Food & Staples Retailing 1.7%
Ingles Markets, Inc. (Class A Stock)	209,705	5,756,402
Smart & Final Stores, Inc.*	149,500	976,235

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
SpartanNash Co.	456,290	$ 7,378,210
United Natural Foods, Inc.*(a)	583,900	7,543,988
Weis Markets, Inc.	15,700	660,185
		22,315,020
Food Products 0.2%
Dean Foods Co.(a)	686,500	1,167,050
Hostess Brands, Inc.*(a)	140,000	1,876,000
		3,043,050
Health Care Providers & Services 0.6%
Acadia Healthcare Co., Inc.*(a)	85,200	2,728,104
MEDNAX, Inc.*	80,000	2,237,600
Owens & Minor, Inc.(a)	806,810	2,751,222
		7,716,926
Hotels, Restaurants & Leisure 0.7%
Del Frisco’s Restaurant Group, Inc.*	121,600	814,720
Del Taco Restaurants, Inc.*	38,300	384,915
Red Robin Gourmet Burgers, Inc.*	231,200	7,405,336
Speedway Motorsports, Inc.	79,689	1,462,293
		10,067,264
Household Durables 4.3%
Beazer Homes USA, Inc.*	569,000	7,562,010
Ethan Allen Interiors, Inc.	13,200	291,720
KB Home	427,400	11,073,934
Meritage Homes Corp.*	229,368	11,732,173
Taylor Morrison Home Corp. (Class A Stock)*(a)	632,100	12,237,456
Toll Brothers, Inc.	80,600	3,070,860
TRI Pointe Group, Inc.*(a)	869,300	11,344,365
William Lyon Homes (Class A Stock)*(a)	79,700	1,343,742
		58,656,260
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Inc. (Class C Stock)	160,300	2,543,961
Insurance 2.6%
American Equity Investment Life Holding Co.	381,877	11,231,003
CNO Financial Group, Inc.	263,700	4,364,235

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
EMC Insurance Group, Inc.	42,350	$ 1,359,858
Employers Holdings, Inc.	188,298	8,081,750
FBL Financial Group, Inc. (Class A Stock)	57,968	3,621,261
Heritage Insurance Holdings, Inc.(a)	104,500	1,425,380
National Western Life Group, Inc. (Class A Stock)	18,600	4,960,992
		35,044,479
Interactive Media & Services 0.1%
Cars.com, Inc.*(a)	78,200	1,627,342
Internet & Direct Marketing Retail 0.8%
Liberty Expedia Holdings, Inc. (Class A Stock)*	247,300	11,479,666
IT Services 0.1%
Perspecta, Inc.	85,500	1,973,340
Leisure Products 0.2%
American Outdoor Brands Corp.*	215,900	2,126,615
Nautilus, Inc.*	162,500	869,375
		2,995,990
Machinery 0.2%
Lydall, Inc.*	66,900	1,646,409
NN, Inc.	28,700	259,448
Wabash National Corp.	34,197	515,691
		2,421,548
Marine 0.3%
Costamare, Inc. (Monaco)	645,600	3,899,424
Genco Shipping & Trading Ltd.*	76,000	767,600
		4,667,024
Media 1.7%
Emerald Expositions Events, Inc.	222,900	3,131,745
Entercom Communications Corp. (Class A Stock)(a)	831,100	5,717,968
Gannett Co., Inc.(a)	947,800	8,842,974
Gray Television, Inc.*	170,500	3,994,815
Liberty Latin America Ltd. (Chile) (Class C Stock)*	47,700	994,068
Saga Communications, Inc. (Class A Stock)	2,210	70,897
		22,752,467

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 1.1%
Alcoa Corp.*(a)	94,900	$ 2,531,932
Reliance Steel & Aluminum Co.	15,000	1,379,400
Schnitzer Steel Industries, Inc. (Class A Stock)	352,100	8,351,812
SunCoke Energy, Inc.*	81,600	702,576
United States Steel Corp.(a)	148,500	2,316,600
		15,282,320
Mortgage Real Estate Investment Trusts (REITs) 6.2%
AG Mortgage Investment Trust, Inc.	363,981	6,227,715
Anworth Mortgage Asset Corp.	247,300	1,036,187
Apollo Commercial Real Estate Finance, Inc.	360,583	6,757,325
Arbor Realty Trust, Inc.(a)	141,760	1,936,442
Ares Commercial Real Estate Corp.	79,000	1,200,800
Arlington Asset Investment Corp. (Class A Stock) (a)	335,796	2,635,999
ARMOUR Residential REIT, Inc.	301,100	5,744,988
Blackstone Mortgage Trust, Inc. (Class A Stock) (a)	222,900	7,933,011
Cherry Hill Mortgage Investment Corp.	218,500	3,771,310
Dynex Capital, Inc.	695,406	4,241,977
Granite Point Mortgage Trust, Inc.	151,100	2,905,653
Invesco Mortgage Capital, Inc.	492,226	8,033,128
KKR Real Estate Finance Trust, Inc.	126,000	2,541,420
Ladder Capital Corp.	358,768	6,242,563
New York Mortgage Trust, Inc.	260,600	1,641,780
PennyMac Mortgage Investment Trust	197,300	4,143,300
Ready Capital Corp.	41,900	633,109
Redwood Trust, Inc.	433,700	7,095,332
TPG RE Finance Trust, Inc.	142,500	2,808,675
Western Asset Mortgage Capital Corp.	599,000	6,301,480
		83,832,194
Multiline Retail 0.7%
Dillard’s, Inc. (Class A Stock)(a)	132,300	9,055,935
Oil, Gas & Consumable Fuels 5.8%
Adams Resources & Energy, Inc.	11,278	407,700
Antero Resources Corp.*(a)	123,900	898,275
Berry Petroleum Corp.	46,000	522,560
Bonanza Creek Energy, Inc.*(a)	190,800	4,592,556
Callon Petroleum Co.*(a)	949,000	7,126,990
EQT Corp.(a)	126,100	2,578,745
Gulfport Energy Corp.*(a)	981,200	6,426,860
Laredo Petroleum, Inc.*	708,800	2,140,576
Matador Resources Co.*(a)	157,200	3,095,268

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Midstates Petroleum Co., Inc.*	176,400	$ 2,252,628
Montage Resources Corp.*	8,600	95,632
Oasis Petroleum, Inc.*(a)	1,127,500	6,877,750
Parsley Energy, Inc. (Class A Stock)*	124,400	2,483,024
Peabody Energy Corp.	346,800	9,977,436
Range Resources Corp.(a)	319,700	2,890,088
Renewable Energy Group, Inc.*(a)	250,900	6,051,708
REX American Resources Corp.*	21,000	1,774,710
Ring Energy, Inc.*(a)	172,000	890,960
Ship Finance International Ltd. (Norway)(a)	655,069	8,358,680
Southwestern Energy Co.*(a)	1,564,700	6,180,565
Whiting Petroleum Corp.*	87,100	2,385,669
		78,008,380
Paper & Forest Products 1.4%
Clearwater Paper Corp.*	236,500	4,770,205
Domtar Corp.	75,100	3,672,390
P.H. Glatfelter Co.	91,300	1,440,714
Schweitzer-Mauduit International, Inc.	74,543	2,651,494
Verso Corp. (Class A Stock)*(a)	307,228	6,857,329
		19,392,132
Personal Products 0.6%
Edgewell Personal Care Co.*(a)	181,200	7,470,876
Pharmaceuticals 1.3%
Lannett Co., Inc.*(a)	672,000	5,167,680
Mallinckrodt PLC*	131,600	2,034,536
Prestige Consumer Healthcare, Inc.*	330,500	9,723,310
		16,925,526
Professional Services 0.5%
Kelly Services, Inc. (Class A Stock)	85,400	1,901,004
TrueBlue, Inc.*	185,100	4,472,016
		6,373,020
Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA*(a)	43,800	1,036,746
Realogy Holdings Corp.(a)	132,700	1,727,754
		2,764,500

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.1%
ArcBest Corp.	170,400	$ 5,207,424
Covenant Transportation Group, Inc. (Class A Stock)*	105,000	2,050,650
Knight-Swift Transportation Holdings, Inc.(a)	88,000	2,934,800
Ryder System, Inc.	72,900	4,592,700
		14,785,574
Semiconductors & Semiconductor Equipment 1.2%
Amkor Technology, Inc.*(a)	1,133,161	10,266,439
Photronics, Inc.*	149,900	1,400,066
Ultra Clean Holdings, Inc.*(a)	365,900	4,379,823
		16,046,328
Software 0.4%
Avaya Holdings Corp.*(a)	312,600	5,964,408
Specialty Retail 7.4%
Abercrombie & Fitch Co. (Class A Stock)	68,000	2,032,520
AutoNation, Inc.*(a)	60,100	2,519,993
Barnes & Noble Education, Inc.*	139,800	601,140
Bed Bath & Beyond, Inc.(a)	690,300	11,534,913
Caleres, Inc.	16,200	424,926
Cato Corp. (The) (Class A Stock)	232,700	3,527,732
Chico’s FAS, Inc.	992,100	3,472,350
Citi Trends, Inc.	12,700	235,077
Conn’s, Inc.*(a)	238,200	6,162,234
Express, Inc.*(a)	865,300	3,184,304
GameStop Corp. (Class A Stock)(a)	128,400	1,110,660
Genesco, Inc.*(a)	212,000	9,499,720
Group 1 Automotive, Inc.(a)	163,600	12,811,516
Haverty Furniture Cos., Inc.	88,300	2,103,306
Hibbett Sports, Inc.*(a)	404,000	8,362,800
J. Jill, Inc.(a)	278,600	1,562,946
MarineMax, Inc.*	215,400	3,724,266
Office Depot, Inc.	2,034,600	4,883,040
Party City Holdco, Inc.*(a)	713,700	4,781,790
Signet Jewelers Ltd.	404,900	9,385,582
Sonic Automotive, Inc. (Class A Stock)	393,400	7,958,482
		99,879,297

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc.*	370,400	$ 4,841,128
Vera Bradley, Inc.*	29,600	363,488
		5,204,616
Thrifts & Mortgage Finance 6.7%
Dime Community Bancshares, Inc.	348,583	7,023,947
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	109,862	8,402,246
First Defiance Financial Corp.	180,944	5,339,657
Flagstar Bancorp, Inc.	187,700	6,710,275
MGIC Investment Corp.*	907,500	13,285,800
Mr. Cooper Group, Inc.*(a)	129,100	1,110,260
OceanFirst Financial Corp.	159,700	4,021,246
Oritani Financial Corp.	129,082	2,239,573
PennyMac Financial Services, Inc.(a)	160,115	3,570,564
Provident Financial Services, Inc.	226,920	6,017,918
Radian Group, Inc.	604,866	14,165,961
TrustCo Bank Corp.	52,241	417,928
United Financial Bancorp, Inc.	370,900	4,892,171
Walker & Dunlop, Inc.	32,521	1,787,029
Washington Federal, Inc.	348,504	11,549,423
		90,533,998
Trading Companies & Distributors 4.5%
Air Lease Corp.	77,500	2,988,400
Aircastle Ltd.	527,153	10,500,888
Beacon Roofing Supply, Inc.*(a)	105,000	3,954,300
BMC Stock Holdings, Inc.*	195,500	4,023,390
CAI International, Inc.*(a)	255,906	6,354,146
GATX Corp.	73,847	5,695,819
GMS, Inc.*(a)	316,200	5,571,444
Rush Enterprises, Inc. (Class A Stock)	142,500	6,043,425
Textainer Group Holdings Ltd. (China)*	223,800	2,146,242
Triton International Ltd. (Bermuda)	333,000	10,972,350
WESCO International, Inc.*	52,700	3,016,548
		61,266,952
Total Common Stocks (cost $1,315,555,016)		1,344,407,058

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2019 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Fund 0.5%
iShares Russell 2000 Value ETF(a) (cost $6,725,879)	57,054	$ 7,093,524

Total Long-Term Investments (cost $1,322,280,895)		1,351,500,582

Short-Term Investments 17.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,344,116	1,344,116
PGIM Institutional Money Market Fund (cost $238,860,925; includes $238,374,721 of cash collateral for securities on loan)(b)(w)	238,837,246	238,908,897

Total Short-Term Investments (cost $240,205,041)		240,253,013

TOTAL INVESTMENTS 117.7% (cost $1,562,485,936)		1,591,753,595
Liabilities in excess of other assets (17.7)%		(239,342,023)

Net Assets 100.0%		$ 1,352,411,572

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $230,806,330; cash collateral of $238,374,721 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Glossary
The following abbreviations are used in the preceding Portfolio’s descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
CMT—Constant Maturity Treasury
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REIT(s)—Real Estate Investment Trust(s)
REMICS—Real Estate Mortgage Investment Conduit Security
Rfdg—Refunding
S—Semiannual payment frequency for swaps
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
USOIS—United States Overnight Index Swap
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).